SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Share subscription facility commitment fees	$ 400,000	$ 800,000
Professional fees	203,034	138,086
Accrued research and development	1,186,498	388,997	72,906
Accrued scientific advisory board fees	60,032	60,032	60,032
Consultant stock compensation expenses		1,342,479
Bonus accrual	297,224	610,000
Deferred grant revenue			159,047
Other accrued liabilities	89,485	67,939	52,807
Total accrued expenses and other liabilities	$ 2,236,273	$ 3,407,533	$ 344,792